Hoya Capital Housing ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Home Building Products & Materials - 14.1%
A.O. Smith Corporation	3,586	$267,121
Beacon Roofing Supply, Inc. (a)	3,128	353,527
Builders FirstSource, Inc. (a)	1,777	331,357
Cavco Industries, Inc. (a)	874	449,673
Century Communities, Inc.	3,624	327,465
Champion Homes, Inc. (a)	4,241	439,919
Eagle Materials, Inc.	1,277	394,491
Installed Building Products, Inc.	1,432	327,556
Leggett & Platt, Inc.	28,572	359,721
Lennox International, Inc.	604	402,946
LGI Homes, Inc. (a)	3,203	350,696
Louisiana-Pacific Corporation	3,382	399,752
Masco Corporation	4,400	354,464
Owens Corning	1,676	344,619
PotlatchDeltic Corporation	7,111	318,857
Rayonier, Inc.	10,308	328,516
Simpson Manufacturing Company, Inc.	1,757	331,019
TopBuild Corporation (a)	743	290,246
Watsco, Inc.	621	342,544
Weyerhaeuser Company	10,066	324,729
		7,039,218

Home Furnishings & Home Goods - 12.8%
Amazon.com, Inc. (a)	1,745	362,768
American Woodmark Corporation (a)	3,541	321,452
AZEK Company, Inc. (a)	6,652	353,354
Carrier Global Corporation	4,802	371,531
Costco Wholesale Corporation	390	379,033
Floor & Decor Holdings, Inc. - Class A (a)	2,765	310,261
La-Z-Boy, Inc.	8,794	398,104
Masterbrand, Inc. (a)	19,400	335,620
Mohawk Industries, Inc. (a)	2,708	375,952
PPG Industries, Inc.	2,399	298,364
RH (a)	1,239	477,188
Sherwin-Williams Company	1,035	411,309
Sleep Number Corporation (a)	23,369	350,535
Tempur Sealy International, Inc.	6,324	354,017
Trex Company, Inc. (a)	3,571	267,932
Wayfair, Inc. - Class A (a)	5,153	238,275
Whirlpool Corporation	3,645	406,126
Williams-Sonoma, Inc.	2,192	377,068
		6,388,889

Home Improvement Retailers - 6.3%
Home Depot, Inc.	3,741	1,605,375
Lowe's Companies, Inc.	5,651	1,539,502
		3,144,877

Homebuilders - 14.7%
DR Horton, Inc.	4,204	709,551
KB Home	8,624	713,550
Lennar Corporation - Class A	3,889	678,203
M/I Homes, Inc. (a)	4,872	804,026
Meritage Homes Corporation	3,482	665,306
NVR, Inc. (a)	82	757,318
PulteGroup, Inc.	5,320	719,636
Taylor Morrison Home Corporation (a)	10,539	778,516
Toll Brothers, Inc.	4,947	817,096
Tri Pointe Homes, Inc. (a)	15,866	690,647
		7,333,849

Mortgage Lenders & Servicers - 9.8%
AGNC Investment Corporation	28,031	270,780
Annaly Capital Management, Inc.	13,871	276,449
Arbor Realty Trust, Inc.	20,211	296,495
Bank of America Corporation	6,806	323,353
Chimera Investment Corporation	23,096	342,745
Citizens Financial Group, Inc.	7,644	367,982
JPMorgan Chase & Company	1,347	336,373
PennyMac Mortgage Investment Trust	19,912	270,604
PNC Financial Services Group, Inc.	1,752	376,190
Rithm Capital Corporation	24,520	275,850
Rocket Cos., Inc. - Class A (a)	19,525	283,698
Starwood Property Trust, Inc.	14,266	290,598
Truist Financial Corporation	7,037	335,524
Two Harbors Investment Corporation	21,497	252,590
UWM Holdings Corporation	37,220	242,302
Wells Fargo & Company	4,488	341,851
		4,883,384

Property, Title & Mortgage Insurance - 5.4%
Allstate Corporation	1,639	339,912
Fidelity National Financial, Inc.	5,325	337,552
First American Financial Corporation	4,922	345,278
MGIC Investment Corporation	13,149	345,293
Old Republic International Corporation	8,579	334,323
Progressive Corporation	1,327	356,804
Radian Group, Inc.	8,633	308,975
Travelers Companies, Inc.	1,267	337,073
		2,705,210

Real Estate Technology, Brokerage & Services - 4.9%
Anywhere Real Estate, Inc. (a)	60,184	294,901
Compass, Inc. - Class A (a)	66,231	469,578
CoStar Group, Inc. (a)	3,145	255,814
RE/MAX Holdings, Inc. - Class A (a)	32,874	432,622
Redfin Corporation (a)	44,961	426,680
Zillow Group, Inc. - Class C (a)	6,811	576,960
		2,456,555

Residential REITs & Real Estate Operators - 29.1%(b)
American Homes 4 Rent - Class A	16,828	644,344
AvalonBay Communities, Inc.	3,114	732,880
Camden Property Trust	5,870	738,446
Centerspace	8,975	650,688
CubeSmart	14,441	715,696
Elme Communities	38,701	655,595
Equity LifeStyle Properties, Inc.	9,831	701,245
Equity Residential	9,255	709,488
Essex Property Trust, Inc.	2,344	727,718
Extra Space Storage, Inc.	4,264	728,974
Independence Realty Trust, Inc.	36,826	804,280
Invitation Homes, Inc.	17,633	603,930
Mid-America Apartment Communities, Inc.	4,565	749,390
NexPoint Residential Trust, Inc.	16,639	783,198
Public Storage	2,233	777,196
Sun Communities, Inc.	5,190	655,653
UDR, Inc.	15,605	715,645
UMH Properties, Inc.	40,479	777,197
Ventas, Inc.	12,800	820,096
Welltower, Inc.	6,028	832,949
		14,524,608
TOTAL COMMON STOCKS (Cost $37,550,156)		48,476,590

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	137,917	137,917
TOTAL SHORT-TERM INVESTMENTS (Cost $137,917)		137,917

TOTAL INVESTMENTS - 97.4% (Cost $37,688,073)		48,614,507
Other Assets in Excess of Liabilities - 2.6%		1,311,242
TOTAL NET ASSETS - 100.0%		$49,925,749
two		–%
Percentages are stated as a percent of net assets.		–%
The Fund’s security classifications are defined by the Fund’s Adviser.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Hoya Capital Housing ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,476,590	$–	$–	$48,476,590
Money Market Funds	137,917	–	–	137,917
Total Investments	$48,614,507	$–	$–	$48,614,507

Refer to the Schedule of Investments for further disaggregation of investment categories.